Financial Risk Management (Details 4 - Textuals) R$ in Thousands			12 Months Ended
	Mar. 03, 2023	Sep. 28, 2022 BRL (R$)	Dec. 31, 2023 ITEM
Sensitivity analysis
Interest rate basis	100% of the DI		CDI
Percentage of deterioration of the projected rates			0.00%
Number of stressing scenarios | ITEM			2
Probable scenario over a 12-month horizon
Sensitivity analysis
Percentage of deterioration of the projected rates			0.00%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Adjustment to interest rate basis			13.10%
Interest rate basis			CDI
Percentage of deterioration of the projected rates			0.00%
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Percentage of deterioration of the projected rates			(15.00%)
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Percentage of deterioration of the projected rates			(30.00%)
IPCA
Sensitivity analysis
Estimated interest rate (as a percent)			4.62%
CDI
Sensitivity analysis
Estimated interest rate (as a percent)			13.10%
CDI | Scenario I
Sensitivity analysis
Percentage of deterioration of the projected rates			15.00%
CDI | Scenario II
Sensitivity analysis
Percentage of deterioration of the projected rates			30.00%
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Sensitivity analysis
Issued simple debentures, not convertible		R$ 250,000
Somos Sistemas de Ensino S.A. ("Somos Sistemas") | Non-current Bonds with Related Parties [member]
Sensitivity analysis
Issued simple debentures, not convertible		R$ 250,000
Adjustment to interest rate basis		2.40%
Interest rate basis		100% of the CDI
Borrowings average maturity		36 months